Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortized cost of securities available-for-sale	$ 1,099,658	$ 801,147
Fair value of securities held-to-maturity	$ 410,705	$ 834,574
Preferred stock, shares authorized	200,000	200,000
Preferred stock, shares issued	0	100,000
Preferred stock per share liquidation preference	$ 0	$ 1,000
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	20,000,000	20,000,000
Common stock stock, shares issued	16,150,987	16,151,021
Treasury stock, shares	738,989	745,109